INCOME TAXES - Components of the deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Guarantee liabilities	¥ 571,232	¥ 2,017,547
Provision for loan losses	2,238,472	1,735,395
Depreciation of land use rights	66,999	55,539
Net operating loss carry forwards	77,475	78,356
Others	11,694	12,500
Gross deferred tax assets	2,965,872	3,899,337
Valuation allowance on deferred tax assets	(116,462)	(116,174)
Total deferred tax assets	2,849,410	3,783,163
Uncollected revenues	(1,533,009)	(2,841,099)
Withholding income tax	(254,955)	(173,305)
Others	(1,662)	(1,869)
Total deferred tax liabilities	(1,789,626)	(3,016,273)
Net deferred tax assets	1,059,784	766,890
Allowance for deferred tax assets	116,462	¥ 116,174
Net operating loss carryforward	¥ 240,563
Withholding income tax rate on dividends (as a percent)	10.00%
Minimum withholding income tax rate on dividends (as a percent)	5.00%
Direct ownership percentage threshold	25.00%
Payment of withholding income tax (net of tax refund)	¥ 200,550
Undistributed foreign earnings	254,955
Unrecognized deferred tax liabilities	¥ 804,294
Unrecognized tax benefits, impact effective tax rate percentage	5.00%
Percentage of deferred tax liabilities on retained earnings which are anticipated to be distributed	5.00%
Pillar two model, global minimum tax rate	15.00%